Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments Abstract
Schedule of Information on investments

		Net profit (loss) for the year			Equity
		2022	2021	2020	2022	2021
Jointly-controlled investment
RPR	(i)	76,450	312	(63,525)	110,040	50,064
Bioglycols LLC	(ii)	(3,977)	-		80,757	-
Associate
Borealis	(iii)	53,617	45,490	6,019	252,053	205,568

(i)	RPR's main activities are the refining, processing and sale and import of oil, its byproducts and correlated products. The percentage of Braskem's equity interest in the capital of RPR on December 31, 2022 is 33.20% (2021: 33.20%).
(ii)	Bioglycols was incorporated in March 2022, which currently is in the pre-operational phase. Its main activities will be the production and marketing of monoethylene glycol (MEG) and monopropylene glycol (MPG).
(iii)	Borealis' main activities are the production and commercialization of petrochemical byproducts and correlated products. The percentage of Braskem's ownership interest in the capital of Borealis on December 31, 2022 is 20% (2021: 20%).

Schedule of Changes in investments

	Borealis	RPR	Bioglycols LLC	Other	Total

Balance at 2020	32,272	10,697	-	184	43,153

Dividends and interest on equity	(295)	-			(295)
Equity in results of investees	9,136	103	-		9,239
Other comprehensive income		5,825			5,825
Other				1,001	1,001

Balance at 2021	41,113	16,625	–	1,185	58,923

Dividends and interest on equity	(5,013)	(4,296)			(9,309)
Equity in results of investees	11,296	25,384	(1,832)		34,848
Other comprehensive income		(1,174)	1,299	(788)	(663)
Capital increase			41,908	23,061	64,969
Other				255	255

Balance at 2022	47,396	36,539	41,375	23,713	149,023

Schedule of financial information of the subsidiary in which the non-controlling shareholder holds interests

Statement of Financial Position	Consolidated Braskem without the effect off Braskem Idesa consolidated		Consolidated Braskem Idesa (i)			Eliminations		Consolidated
	2022	2021	2022	2021		2022	2021	2022	2021
Assets
Curent
Cash and cash equivalents	10,282,142	6,907,355	2,184,332	1,773,331		-	-	12,466,474	8,680,686
Financial investments	2,295,497	3,492,710	-	-		-	-	2,295,497	3,492,710
Trade accounts receivable	3,621,335	6,607,762	73,195	1,225,479		(462,596)	(679,676)	3,231,934	7,153,565
Inventories	12,921,617	15,325,001	1,108,447	1,010,100		-	-	14,030,064	16,335,101
Taxes recoverable	905,844	1,402,100	250,511	26,558		-	-	1,156,355	1,428,658
Recoverable income taxes	392,062	1,189,812	-	-		-	-	392,062	1,189,812
Derivatives	157,906	33,816	-	-		-	-	157,906	33,816
Other receivables	628,447	841,473	68,544	137,624		30,373	-	727,364	979,097

Total current assets	31,204,850	35,800,029	3,685,029	4,173,092		(432,223)	(679,676)	34,457,656	39,293,445

Non-current
Taxes recoverable	1,328,695	983,655	288,974	268,403		-	-	1,617,669	1,252,058
Recoverable income taxes	252,995	230,069	-	-		-	-	252,995	230,069
Deferred tax assets	6,671,492	6,481,642	488,116	1,775,610		(801,007)	-	6,358,601	8,257,252
Related parties	7,250,756	10,064,320	-	-	(ii)	(7,250,756)	(10,064,320)	-	-
Derivatives	71,544	51	-	-		-	-	71,544	51
Judicial deposits	215,274	194,212	-	-		-	-	215,274	194,212
Other receivables	187,107	370,928	563	24,964		-	-	187,670	395,892
Investments	149,023	58,923	-	-		-	-	149,023	58,923
Property, plant and equipment	24,319,015	23,510,588	14,126,939	14,483,720	(iii)	(682,659)	(769,178)	37,763,295	37,225,130
Intangible	2,730,124	2,572,675	292,020	304,624		-	-	3,022,144	2,877,299
Right of use of assets	3,638,507	2,427,633	910,900	352,404	(v)	(596,420)	-	3,952,987	2,780,037

Total non current assets	46,814,532	46,894,696	16,107,512	17,209,725		(9,330,842)	(10,833,498)	53,591,202	53,270,923

Total assets	78,019,382	82,694,725	19,792,541	21,382,817		(9,763,065)	(11,513,174)	88,048,858	92,564,368

Liabilities and shareholders' equity
Current
Trade payables	11,418,031	11,861,563	1,291,347	871,379		(462,596)	(679,676)	12,246,782	12,053,266
Borrowings	1,254,550	1,343,494	-	-		-	-	1,254,550	1,343,494
Debentures	127,801	59,088	-	-		-	-	127,801	59,088
Braskem Idesa Borrowings	-	-	868,635	86,765		-	-	868,635	86,765
Payroll and related charges	789,441	1,095,040	38,385	75,306		-	-	827,826	1,170,346
Taxes payable	481,729	1,003,813	9,322	8,303		-	-	491,051	1,012,116
Income taxes payable	381,117	1,672,844	-	-		-	-	381,117	1,672,844
Lease	955,225	598,523	195,518	76,843	(v)	(111,037)	-	1,039,706	675,366
Provision - geological event in Alagoas	4,247,609	4,378,071	-	-		-	-	4,247,609	4,378,071
Other payables	2,645,828	2,495,544	24,283	246,623		30,059	-	2,700,170	2,742,167

Total current liabilities	22,301,331	24,507,980	2,427,490	1,365,219		(543,574)	(679,676)	24,185,247	25,193,523

Non-current
Loan agreements	31,310,710	33,553,766	-	-		-	-	31,310,710	33,553,766
Braskem Idesa Borrowings	-	-	10,501,683	12,224,770		-	-	10,501,683	12,224,770
Debentures	3,023,674	137,830	-	-		-	-	3,023,674	137,830
Accounts payable to related parties	-	-	7,175,837	10,134,287	(ii)	(7,175,837)	(10,134,287)	-	-
Loan to non-controlling shareholders of Braskem Idesa	-	-	2,498,093	3,646,538		-	-	2,498,093	3,646,538
Deferred tax liabilities	904,521	1,407,434	1,049,967	-		(801,007)	-	1,153,481	1,407,434
Provision for losses on subsidiaries	4,094,535	5,284,666	-	-	(iv)	(4,094,535)	(5,284,666)	-	-
Lease	2,942,284	2,147,745	746,285	333,303	(v)	(487,745)	-	3,200,824	2,481,048
Provision - geological event in Alagoas	2,378,949	3,283,188	-	-		-	-	2,378,949	3,283,188
Other payables	3,590,317	4,406,733	97,663	25,710		-	-	3,687,980	4,432,443

Total non current liabilities	48,244,990	50,221,362	22,069,528	26,364,608		(12,559,124)	(15,418,953)	57,755,394	61,167,017

Shareholders' equity
Attributable to the Company's shareholders	7,321,798	7,865,819	(4,704,477)	(6,347,010)		4,704,478	6,347,010	7,321,799	7,865,819

Non-controlling interest in subsidiaries	151,263	99,564	-	-		(1,364,845)	(1,761,555)	(1,213,582)	(1,661,991)

Total shareholders equity	7,473,061	7,965,383	(4,704,477)	(6,347,010)		3,339,633	4,585,455	6,108,217	6,203,828

Total liabilities and shareholders' equity	78,019,382	82,694,725	19,792,541	21,382,817		(9,763,065)	(11,513,174)	88,048,858	92,564,368

(i)	Consolidation of Braskem Idesa with its subsidiaries Braskem Idesa Servicios and Terminal Química.
(ii)	Loan from Braskem Holanda to the Braskem Idesa project.
(iii)	Adjustment corresponding to the capitalization of a portion of financial charges of the abovementioned loan.
(iv)	Provision recorded in the subsidiary Braskem Holanda for the negative shareholders' equity of Braskem Idesa.
(v)	Sublease agreed between the subsidiary Braskem Holanda and Braskem Idesa.

Statement of profit or loss	Consolidated Braskem without the effect of
	Braskem Idesa consolidated			Consolidated Braskem Idesa			Eliminations			Consolidated
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020

Net revenue	93,038,949	101,448,155	55,779,528	5,953,229	6,333,199	4,046,581	(2,472,894)	(2,156,153)	(1,282,615)	96,519,284	105,625,201	58,543,494
Cost of products sold	(82,624,987)	(72,471,291)	(45,563,723)	(5,074,693)	(3,321,601)	(3,112,129)	2,539,132	2,224,661	1,344,438	(85,160,548)	(73,568,231)	(47,331,414)

Gross profit	10,413,962	28,976,864	10,215,805	878,536	3,011,598	934,452	66,238	68,508	61,823	11,358,736	32,056,970	11,212,080

Income (expenses)
Selling and distribution	(1,890,181)	(1,834,303)	(1,609,844)	(218,236)	(221,337)	(242,211)	–	–	–	(2,108,417)	(2,055,640)	(1,852,055)
(Loss) reversals for impairment of trade accounts receivable	(38,248)	(8,736)	(55,074)	(178)	(178)	(178)	–	–	–	(38,426)	(8,914)	(55,252)
General and administrative	(2,545,044)	(2,292,884)	(1,739,541)	(216,098)	(229,334)	(179,350)	(2,841)	91	144	(2,763,983)	(2,522,127)	(1,918,747)
Research and development	(374,493)	(296,583)	(250,648)	–	–	–	–	–	–	(374,493)	(296,583)	(250,648)
Results from equity-accounted investees	(1,078,115)	(82,709)	(1,026,922)	7	–	–	1,112,956	87,353	1,007,524	34,848	4,644	(19,398)
Other income	505,629	1,530,443	748,923	1,704	4,044	1,826	–	–	–	507,333	1,534,487	750,749
Other expenses	(2,305,411)	(2,651,425)	(7,573,874)	(38,114)	(17,865)	(364,747)	-	-	-	(2,343,525)	(2,669,290)	(7,938,621)

Operating profit	2,688,099	23,340,667	(1,291,175)	407,621	2,546,928	149,792	1,176,353	155,952	1,069,491	4,272,073	26,043,547	(71,892)

Financial results
Financial expenses	(5,013,176)	(4,750,895)	(3,851,233)	(1,817,551)	(1,618,020)	(1,505,628)	1,168,034	461,760	443,496	(5,662,693)	(5,907,155)	(4,913,365)
Financial income	2,558,268	2,276,312	1,032,530	610,792	12,886	11,150	(1,158,926)	(461,760)	(443,496)	2,010,134	1,827,438	600,184
Exchange rate variations, net	(643,377)	(2,884,292)	(4,823,269)	235,314	(1,164,697)	(482,125)	(164,107)	46,182	6,683	(572,170)	(4,002,807)	(5,298,711)

Finance income (cost)	(3,098,285)	(5,358,875)	(7,641,972)	(971,445)	(2,769,831)	(1,976,603)	(154,999)	46,182	6,683	(4,224,729)	(8,082,524)	(9,611,892)

(Loss) profit before income tax
and social contribution	(410,186)	17,981,792	(8,933,147)	(563,824)	(222,903)	(1,826,811)	1,021,354	202,134	1,076,174	47,344	17,961,023	(9,683,784)

Income taxes	95,651	(3,991,055)	2,253,684	(963,386)	(8,348)	414,794	-	-	-	(867,735)	(3,999,403)	2,668,478

(Loss) net profit for the year	(314,535)	13,990,737	(6,679,463)	(1,527,210)	(231,251)	(1,412,017)	1,021,354	202,134	1,076,174	(820,391)	13,961,620	(7,015,306)

Statement of cash flows	Consolidated Braskem without the effect of
	Braskem Idesa consolidated			Consolidated Braskem Idesa					Eliminations			Consolidated
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020

(Loss) profit before taxes	(410,186)	18,348,774	(8,933,147)	(563,824)	(222,903)	(1,826,811)	1,021,354	(164,848)	1,076,174	47,344	17,961,023	(9,683,784)

Adjustments for reconciliation of profit (loss)										–	–	–
Depreciation and amortization	3,944,259	3,432,816	2,995,609	901,194	796,861	1,114,439	(112,288)	(51,244)	(61,967)	4,733,165	4,178,433	4,048,081
Results from equity-accounted investees	1,078,108	(78,567)	1,026,922	–	–	–	(1,112,956)	73,923	(1,007,524)	(34,848)	(4,644)	19,398
Interest and monetary and exchange variations, net	1,788,259	3,604,357	8,541,980	759,378	2,564,905	1,921,975	154,999	142,169	(6,683)	2,702,636	6,311,431	10,457,272
Reversal of provisions	370,153	819,130	336,838	–	–	–	–	–	–	370,153	819,130	336,838
Provision - geological event in Alagoas	1,520,019	1,339,765	6,901,828	–	–	–	–	–	–	1,520,019	1,339,765	6,901,828
PIS and Cofins credits - exclusion of ICMS from the calculation basis	–	(1,031,099)	(310,557)	–	–	–	–	–	–	–	(1,031,099)	(310,557)
Loss for impairment of trade accounts receivable	38,426	10,134	55,252	–	(1,220)	–	–	–	–	38,426	8,914	55,252
Provision for losses and write-offs of long-lived assets	130,366	114,148	8,794	629	1,039	–	–	–	–	130,995	115,187	8,794

Adjustments for reconciliation of profit	8,459,404	26,559,458	10,623,519	1,097,377	3,138,682	1,209,603	(48,891)	–	–	9,507,890	29,698,140	11,833,122

Changes in operating working capital	–	–		–	–		–			–
Judicial deposits - unfreezing (blocking) Public Civil Action	–	–	3,746,107	–	–	–	–	–	–	–	–	3,746,107
Financial investments	1,530,050	296,957	(1,860,827)	–	–	–	–	–	–	1,530,050	296,957	(1,860,827)
Trade accounts receivable	2,751,788	(1,739,822)	(2,247,729)	1,126,559	(619,688)	(152,971)	(217,080)	184,225	212,874	3,661,267	(2,175,285)	(2,187,826)
Inventories	2,246,770	(7,176,104)	(309,492)	(108,609)	(398,181)	56,958	–	–	–	2,138,161	(7,574,285)	(252,534)
Taxes recoverable	928,181	4,958,779	1,584,911	(245,724)	4,808	(52,357)	–	–	–	682,457	4,963,587	1,532,554
Prepaid expenses	–	–	(172,027)	–	–	465,812	–	–	–	–	–	293,785
Other receivables	297,209	(269,721)	44,513	13,580	71,165	352,590	–	–	–	310,789	(198,556)	397,103
Trade payables	(73,230)	955,475	(2,926,585)	370,229	428,364	137,895	217,080	(184,225)	(212,874)	514,079	1,199,614	(3,001,564)
Taxes payable	(1,085,427)	(2,878,056)	965,191	76,071	(129,432)	(515,430)	–	–	–	(1,009,356)	(3,007,488)	449,761
Advances from customers	–	–	224,764	–	–	(25,776)	–	–	–	–	–	198,988
Leniency agreement	(317,867)	(389,087)	(349,842)	-	–	–	–	–	–	(317,867)	(389,087)	(349,842)
Sundry provisions	(219,313)	(482,565)	(158,915)	(187,274)	168,371	13,560	–	–	–	(406,587)	(314,194)	(145,355)
Geological event in Alagoas	(2,742,791)	(2,928,081)	(1,181,931)	-	–	–	–	–	–	(2,742,791)	(2,928,081)	(1,181,931)
Other payables	(384,838)	823,515	(217,997)	(5,889)	(18,063)	33,810	–	–	–	(390,727)	805,452	(184,187)

Cash generated from operations	11,389,936	17,730,748	7,763,660	2,136,320	2,646,026	1,523,694	(48,891)	–	–	13,477,365	20,376,774	9,287,354

Interest paid	(2,118,043)	(2,207,196)	(1,946,931)	(786,836)	(676,237)	(789,890)	–	–	–	(2,904,879)	(2,883,433)	(2,736,821)
Income taxes	(1,620,616)	(2,697,829)	(252,479)	(131)	(9,027)	(5,063)	–	–	–	(1,620,747)	(2,706,856)	(257,542)

Net cash generated by operating activities	7,651,277	12,825,723	5,564,250	1,349,353	1,960,762	728,741	(48,891)	–	–	8,951,739	14,786,485	6,292,991

Proceeds from the sale of fixed assets and intangible assets	2,438	40,353	33,140	–	–	–	–		–	2,438	40,353	33,140
Additions to investment in subsidiaries	(107,090)	–		–	–		–			(107,090)	–	–
Dividends received	5,660	295	4,822	–	–	–	–		–	5,660	295	4,822
Acquisitions to property, plant and equipment and intangible assets	(4,153,707)	(3,249,132)	(2,653,009)	(694,574)	(172,192)	(106,780)	–	–	–	(4,848,281)	(3,421,324)	(2,759,789)

Net cash used in investing activities	(4,252,699)	(3,208,484)	(2,615,047)	(694,574)	(172,192)	(106,780)	–	–	–	(4,947,273)	(3,380,676)	(2,721,827)

Short-term and long-term debt
Acquired	6,418,208	16,308	13,049,459	-	–	–	–	–	–	6,418,208	16,308	13,049,459
Payments	(3,855,662)	(9,413,909)	(8,734,505)	-	–	–	–	–	–	(3,855,662)	(9,413,909)	(8,734,505)
Braskem Idesa borrowings										–	–	–
Acquired	–	–		-	7,271,658	–	–	–		–	7,271,658	–
Payments	–	–		(45,311)	(7,995,045)	(905,210)	–	–		(45,311)	(7,995,045)	(905,210)
Related parts	–	216,862		(34,122)	(226,407)		–	–		(34,122)	(9,545)	–
Loan to non-controlling shareholders of Braskem Idesa - payment						(37,618)				–	–	(37,618)
Lease	(836,718)	(787,932)	(610,392)	(141,063)	(53,774)	(51,676)	48,891	–	–	(928,890)	(841,706)	(662,068)
Dividends paid	(1,350,293)	(5,993,265)	(2,380)	–	–	–	–	–	–	(1,350,293)	(5,993,265)	(2,380)
Non-controlling interest in subsidiaries	21,162	–	(534,456)	–	–	–	–	–	–	21,162	–	(534,456)

Cash generated (used) in financing activities	396,697	(15,961,936)	3,167,726	(220,496)	(1,003,568)	(994,504)	48,891	–	–	225,092	(16,965,504)	2,173,222

Exchange variation on cash of foreign subsidiaries	(420,488)	293,633	1,054,845	(23,282)	83,896	259,741	–	–	–	(443,770)	377,529	1,314,586

Increase in cash and cash equivalents	3,374,787	(6,051,064)	7,171,774	411,001	868,898	(112,802)	-	-	-	3,785,788	(5,182,166)	7,058,972

Represented by
Cash and cash equivalents at the beginning for the period	6,907,355	12,958,419	5,786,645	1,773,331	904,433	1,017,235	–	–	–	8,680,686	13,862,852	6,803,880
Cash and cash equivalents at the end for the period	10,282,142	6,907,355	12,958,419	2,184,332	1,773,331	904,433	–	–	–	12,466,474	8,680,686	13,862,852

Increase in cash and cash equivalents	3,374,787	(6,051,064)	7,171,774	411,001	868,898	(112,802)	-	-	-	3,785,788	(5,182,166)	7,058,972